share-based compensation - TELUS International (Cda) Inc. share options (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) Y Options	Dec. 31, 2017 CAD Options	Dec. 31, 2016 USD ($) Y Options	Dec. 31, 2016 CAD Y Options
TELUS International (Cda) Inc. share options
share-based compensation
Exercise period	10 years	10 years
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of share options outstanding, beginning of period	573,354	573,354
Weighted average share price of options outstanding, beginning of period | $	$ 30.86
Granted (in shares)	175,272	175,272	573,354	573,354
Granted (in dollars per share) | $	$ 27.70		$ 30.86
Number of share options outstanding, end of period	748,626	748,626	573,354	573,354
Weighted average share price of options outstanding, end of period | $	$ 30.12		$ 30.86
Weighted average remaining contractual life (years) | Y	9.2		10.0	10.0
TELUS International (Cda) Inc. share options, Canadian $ denominated share-based compensation
Number of share options outstanding, beginning of period	53,832	53,832
Weighted average share price of options outstanding, beginning of period | CAD		CAD 21.36
Granted (in shares)			53,832	53,832
Granted (in dollars per share) | CAD				CAD 21.36
Number of share options outstanding, end of period	53,832	53,832	53,832	53,832
Weighted average share price of options outstanding, end of period | CAD		CAD 21.36		CAD 21.36
Weighted average remaining contractual life (years) | Y	8.5		9.5	9.5
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%
Minimum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price | $	$ 21.90
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	100.00%
Maximum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price | $	$ 40.25